Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 671,835	$ 723,605	$ 685,167
Large-size application [Member]
Disclosure of operating segments [line items]
Revenue	237,276	260,540	224,798
Mobile Handsets Applications [Member]
Disclosure of operating segments [line items]
Revenue	114,956	112,221	113,591
Consumer Electronics Applications [Member]
Disclosure of operating segments [line items]
Revenue	192,495	213,497	191,458
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	127,108	137,347	155,320
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	544,727	586,258	529,847
Driver IC [Member] | Large-size application [Member]
Disclosure of operating segments [line items]
Revenue	237,276	260,540	224,798
Driver IC [Member] | Mobile Handsets Applications [Member]
Disclosure of operating segments [line items]
Revenue	114,956	112,221	113,591
Driver IC [Member] | Consumer Electronics Applications [Member]
Disclosure of operating segments [line items]
Revenue	192,495	213,497	191,458
Driver IC [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	127,108	137,347	155,320
Non-driver products [Member] | Large-size application [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Mobile Handsets Applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Consumer Electronics Applications [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Non-driver products [Member] | Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	$ 127,108	$ 137,347	$ 155,320